Deferred Income	12 Months Ended
Jun. 30, 2011
Deferred Income [Abstract]
Deferred Income

7. Deferred Income

Deferred income as of June 30 consisted of the following (in thousands):

	2011	2010
Deferred royalty income	$-	$155
Deferred warranty service income	30	14
Total deferred income	$30	$169

Deferred royalty income consisted of a prepaid non-exclusive license previously granted to a third party for the use of certain of our technologies. Deferred royalty income is recognized as the greater of amounts due based on actual sales or amortization of the license fee over the remaining license period, which ended in April of 2011.

Deferred warranty service income is for prepayments made to us for warranty service contracts and is recognized over the contract period ranging from 12 to 24 months.